Prepayments and Other Assets, Net - Schedule of Rental and Other Deposits, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Rental and Other Deposits, Net [Abstract]
Rental and other deposits	¥ 6,288	¥ 8,072
Less: allowance for credit losses	(3,959)	(3,959)
Rental and other deposits, net	¥ 2,329	¥ 4,113